Securities Act File No. 333-180165

Investment Company Act File No. 811-22677

As filed with the Securities and Exchange Commission on March 21, 2014

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 4	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 4

Avenue Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

399 Park Avenue, 6th Floor

New York, NY 10022

(Address of Principal Executive Offices)

(212) 878-3500

(Registrant’s Telephone Number, Including Area Code)

Sonia E. Gardner

Avenue Capital Group

399 Park Avenue, 6th Floor

New York, NY 10022

(212) 878-3500

(Name and Address of Agent for Service)

Copies to:

Stuart Strauss

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

It is proposed that this filing will become effective (check appropriate box)

☒           immediately upon filing pursuant to paragraph (b)

☐            on February 28, 2014 pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(i)

☐            on                          pursuant to paragraph (a)(i)

☐            75 days after filing pursuant to paragraph (a)(ii)

☐            on                          pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

☐            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant: Avenue Credit Strategies Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 4 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 4 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 21st day of March, 2014.

AVENUE MUTUAL FUNDS TRUST

By	/s/ Randolph Takian
Randolph Takian
Trustee, Chief Executive Officer and President
(Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons in the capacities indicated on the 21st day of March, 2014.

Signature	Title	Date

/s/ Randolph Takian	Trustee, Chief Executive Officer and President	March 21, 2014
Randolph Takian	(Principal Executive Officer)

/s/ Stephen Atkins	Treasurer and Chief Financial Officer	March 21, 2014
Stephen Atkins	(Principal Accounting Officer and Principal Financial Officer)

/s/ Joel Citron*	Trustee	March 21, 2014
Joel Citron

/s/ Julie Dien Ledoux*	Trustee	March 21, 2014
Julie Dien Ledoux

/s/ Darren Thompson*	Trustee	March 21, 2014
Darren Thompson

/s/ Randolph Takian		March 21, 2014
Randolph Takian
Attorney-in-Fact

*This filing has been signed by each of the persons so indicated by the Attorney-in-Fact pursuant to powers of attorney filed herewith or heretofore.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase